Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended		120 Months Ended	300 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.32%	[1]	14.29%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	14.59%	18.33%	[1]	17.59%
Lipper Multi-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	16.52%	9.22%	14.82%	[1]	14.27%
T. Rowe Price Tax-Efficient Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	12.36%			15.81%
Performance Inception Date						Dec. 29, 2000
T. Rowe Price Tax-Efficient Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	12.13%			15.50%
T. Rowe Price Tax-Efficient Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.65%	9.83%			13.35%
T. Rowe Price Tax-Efficient Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	16.45%	12.50%	16.77%
Performance Inception Date			Jul. 06, 2017

[1]	Return since 7/6/17.